Derivative Instruments and Hedging Activities (Tables)	3 Months Ended
Sep. 27, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The balance sheet location and gross fair value of the Company's derivative instruments at September 27, 2014 and June 28, 2014 were as follows (in millions):

	Asset Derivatives
	Balance Sheet Location	Fair Value
		September 27, 2014	June 28, 2014
Hedging derivatives:
Foreign currency forward contracts	Other current assets	$0.4	$2.8
Total hedging derivatives		$0.4	$2.8
Non-hedging derivatives:
Foreign currency forward contracts	Other current assets	$0.7	$0.3
Total non-hedging derivatives		$0.7	$0.3

	Liability Derivatives
	Balance Sheet Location	Fair Value
		September 27, 2014	June 28, 2014
Hedging derivatives:
Foreign currency forward contracts	Accrued liabilities	$4.1	$0.7
Interest rate swap agreements	Other non-current liabilities	6.9	8.3
Total hedging derivatives		$11.0	$9.0
Non-hedging derivatives:
Foreign currency forward contracts	Accrued liabilities	$2.4	$0.1
Total non-hedging derivatives		$2.4	$0.1

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The effects (gross of tax) of the Company's cash flow hedges on the Condensed Consolidated Statements of Operations and Condensed Consolidated Statements of Other Comprehensive Income at September 27, 2014 and September 28, 2013 were as follows (in millions):

Derivatives Qualifying for Cash Flow Hedging	Amount of Gain/ (Loss) Recognized in OCI on Derivative (Effective Portion)		Location and Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location and Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	September 27, 2014	September 28, 2013		September 27, 2014	September 28, 2013		September 27, 2014	September 28, 2013
T-Locks	$—	$—	Interest expense, net	$—	$0.1	Interest expense, net	$—	$—
Interest rate swap agreements	2.7	(15.7)	Interest expense, net	(0.9)	(1.3)	Interest expense, net	—	—
Foreign currency forward contracts	(5.2)	2.7	Net sales	0.6	0.7	Net sales	—	—
			Cost of sales	0.4	(1.0)	Cost of sales	—	(0.4)
			Interest expense, net	—	0.1
			Other expense (income), net	(0.8)	1.0
Total	$(2.5)	$(13.0)		$(0.7)	$(0.4)		$—	$(0.4)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The effects (gross of tax) of the Company's fair value hedges on the Condensed Consolidated Statements of Operations for three months ended September 28, 2013 were as follows (in millions):

Fair Value Hedges	Location and Amount of (Gain)/Loss Recognized into Income		Related Hedged Item	Location and Amount of (Gain)/Loss Recognized in Income on Related Hedged Item
		September 28, 2013			September 28, 2013
Interest rate swap agreements	Other expense (income), net	$(6.7)	Fixed-rate debt	Other expense (income), net	$8.4